Fair Value Measurements - Fair value non-recurring assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Discount rate | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel, Measurement input	0.0918
Non-Recurring | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current asset: Vessel	$ 59,498
Non-Recurring | Discount rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel, Measurement input	9.18